Equity reserves and long-term incentive plan awards (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of reserves within equity [abstract]
Disclosure of number and weighted average exercise prices of other equity instruments [Table Text Block]
		Weighted average
		exercise price
	Number of Options	C$
Balance, January 1, 2023	8,497,170	1.04
Granted	4,574,000	0.85
Exercised	(29,333)	0.84
Expired/Forfeited	(466,502)	1.13
Balance, December 31, 2023	12,575,335	0.97
Granted	3,534,000	1.31
Exercised	(3,605,160)	1.08
Expired/Forfeited	(1,454,336)	0.98
Balance, December 31, 2024	11,049,839	1.04

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
	Year ended December 31,
	2024	2023
Expected life of option (years)	3.7	3.7
Forfeiture rate	17.9%	20.3%
Dividend yield	0.0%	0.0%
Risk‐free rate	4.3%	3.5%
Volatility	57.6%	58.0%
Black Scholes fair value per option (in US dollars)	$0.44	$0.32

Disclosure of range of exercise prices of outstanding share options [Table Text Block]
	Total options outstanding			Total options exercisable
			Weighted			Weighted
		Weighted average	average exercise		Weighted average	average exercise
Range of exercise	Number of	contractual life	price	Number of	contractual life	price
price	options	(years)	C$	options	(years)	C$
C$0.00‐C$1.00	6,228,338	2.80	0.76	2,669,995	2.59	0.71
C$1.01‐C$2.00	4,513,501	3.09	1.34	1,634,501	1.12	1.42
C$2.01‐C$3.00	308,000	1.42	2.24	243,000	0.63	2.20
	11,049,839	2.88	1.04	4,547,496	1.96	1.04

Disclosure of terms share-based payment arrangement [Table Text Block]
	Year ended December 31,
	2024	2023
	$	$
Share‐based compensation expense	1,128	1,123
Gross proceeds from stock option exercises	2,843	19

Disclosure of amount and movement in restricted share units [Table Text Block]
	Number of RSUs
	December 31, 2024	December 31, 2023
Balance, beginning of year	564,237	534,508
Assumed in Acquisition	75,760	-
Granted	270,000	366,200
Settled in cash	(302,046)	(279,069)
Forfeited	(59,667)	(57,402)
Balance, end of year	548,284	564,237

Disclosure of RSU liability [Table Text Block]
	December 31, 2024	December 31, 2023
	$	$
Balance, beginning of year	265	169
Assumed in Acquisition	30	-
Awards vested and change in fair value, net of forfeited awards	494	265
Settled in cash	(409)	(169)
Total RSU liability, end of year	380	265
Less: current portion of RSU liability	(281)	(195)
Total non-current RSU liability, end of year	99	70

Disclosure of amount and movement in performance share units [Table Text Block]
	Number of PSUs
	December 31, 2024	December 31, 2023
Balance, beginning of year	2,501,482	1,739,401
Granted	884,000	1,287,200
Settled in cash	(1,709,427)	(908,429)
Added due to performance condition	191,383	563,857
Forfeited	(390,951)	(180,547)
Balance, end of year	1,476,487	2,501,482

Disclosure of Performance share units liability [Table Text Block]
	December 31, 2024	December 31, 2023
	$	$
Balance, beginning of year	1,497	503
Awards vested and change in fair value, net of forfeited awards	1,909	1,577
Settled in cash	(2,479)	(583)
Total PSU liability, end of year	927	1,497
Less: current portion of PSU liability	(560)	(1,249)
Total non-current PSU liability, end of year	367	248

Disclosure of amount and movement in deferred share units [Table Text Block]
	Number of DSUs
	December 31, 2024	December 31, 2023
Balance, beginning of year	4,068,275	3,132,000
Granted	1,045,200	1,942,400
Settled in cash	(1,194,975)	(860,875)
Forfeited	(87,600)	(145,250)
Balance, end of year	3,830,900	4,068,275

Disclosure of Deferred share units liability [Table Text Block]
	December 31, 2024	December 31, 2023
	$	$
Balance, beginning of year	3,778	1,664
Awards vested and change in fair value, net of forfeited awards	2,927	2,663
Settled in cash	(1,940)	(549)
Total DSU liability, end of year	4,765	3,778

Disclosure of Phantom share units liability [Table Text Block]
	December 31, 2024	December 31, 2023
	$	$
Balance, beginning of year	917	381
Awards vested and change in fair value during the year	416	536
Total phantom share unit liability, end of year	1,333	917